Property and Equipment - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Total property and equipment	$ 3,595	$ 8,176	$ 8,030
Less accumulated depreciation and amortization	3,498	4,960	3,709
Property and equipment, net	97	3,216	4,321
Lab equipment
Property, Plant, and Equipment [Line Items]
Total property and equipment	2,641	4,373	4,338
Computers and software
Property, Plant, and Equipment [Line Items]
Total property and equipment	903	896	895
Leasehold improvements
Property, Plant, and Equipment [Line Items]
Total property and equipment	51	1,054	981
Furniture and fixtures
Property, Plant, and Equipment [Line Items]
Total property and equipment	$ 0	$ 1,853	$ 1,816